Investments (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments

	Jan. 31, 2022	April 30, 2021

Netcapital DE LLC	$48,128	$48,128
Watch Party LLC	235,400	235,400
Zelgor Inc.	1,400,000	1,400,000
ChipBrain LLC	1,704,480	1,704,480
Vymedic Inc.	20,000	20,000
C-Reveal Therapeutics LLC	50,000	—
Deuce Drone LLC	2,350,000	2,350,000
Hiveskill LLC	712,500	—
ScanHash LLC	425,000	—
Caesar Media Group Inc.	500,000	—
Kingscrowd Inc	3,815,745	540,000
Total Investments at cost	$11,261,253	$6,298,008

Schedule of investments
	April 30, 2021	April 30, 2020

Netcapital DE LLC	$48,128	$44,482
Watch Party LLC	235,400	—
Zelgor Inc.	1,400,000	—
ChipBrain LLC	1,704,480	—
Vymedic, Inc.	20,000	—
Deuce Drone LLC	2,350,000	822,500
KingsCrowd LLC	540,000	540,000
Total Investments at cost	$6,298,008	$1,406,982